Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

	2025	2024	2023
Current taxes expense -
Current period	$(82,005)	$(87,431)	$(76,630)
Adjustment for prior period	660	263	18
	$(81,345)	$(87,168)	$(76,612)
Deferred taxes expenses -
Origination and reversal of temporary differences	(22,617)	(10,506)	(20,393)
Total income tax	$(103,962)	$(97,674)	$(97,005)

Summary of Balances of Deferred Taxes
The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2025	2024	2025	2024	2023
Deferred tax liabilities
Maintenance deposits	$—	$—	$—	$(5,972)	$(5,973)
Prepaid dividend tax	(59,217)	(36,992)	22,225	6,008	25,183
Property and equipment	—	(300)	(300)	689	555
Right of use assets	(17,772)	(18,900)	(1,128)	1,764	17,136
Other	(1,132)	(4,495)	(3,363)	3,110	(353)
Offsetting tax	18,904	23,211	4,307	(4,492)	(16,750)
	$(59,217)	$(37,476)	$21,741	$1,107	$19,798
Deferred tax assets
Provision for return conditions	$12,921	$11,140	$(1,781)	$381	$(1,714)
Air traffic liability	1,197	1,046	(151)	1,043	597
Lease Liability	20,826	21,486	660	(2,515)	(18,971)
Other provisions	3,833	5,334	1,501	(1,485)	(1,903)
Tax loss	—	4,954	4,954	7,483	5,836
Offsetting tax	(18,904)	(23,211)	(4,307)	4,492	16,750
	$19,873	$20,749	$876	$9,399	$595
	$(39,344)	$(16,727)	$22,617	$10,506	$20,393

Summary of Reconciliation of Effective Tax Rate
Reconciliation of the effective tax rate is as follows:

	Tax rate	2025	Tax rate	2024	Tax rate	2023
Net profit		$671,648		$608,114		$514,097
Total income tax expense		103,962		97,674		97,005
Profit excluding income tax		775,610		705,788		611,102
Income taxes at Panamanian statutory rates	25.0%	193,903	25.0%	176,447	25.0%	152,776
Stations - Taxable / Panama	(12.0%)	(93,413)	(15.2%)	(107,360)	(10.2%)	(62,113)
Stations - Taxable / Non Panama	0.3%	2,672	0.6%	4,163	(0.7%)	(4,414)
Stations - Non Taxable / Non Panama	(2.0%)	(15,326)	(1.0%)	(6,808)	(1.1%)	(6,483)
Dividend tax	2.2%	16,786	4.5%	31,495	2.8%	17,257
Over provided in prior periods	(0.1%)	(660)	—%	(263)	0.0%	(18)
Provision for income taxes	13.4%	$103,962	13.8%	$97,674	15.9%	$97,005